Fair Value Measurements and Hedging (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging - Schedule of Derivative Instrument

Fair Value Measurements and Hedging - Schedule of Derivative Instrument

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	Mar-20	Mar-20	Mar-26	0.7000%	$ 29,960	$ 19,795
ING	Mar-20	Apr-20	Oct-25	0.7000%	$ 39,375	$ 22,500
SEB	Mar-20	Apr-20	Jan-25	0.7270%	$ 58,885	$ 38,494
ING	Jul-20	Jul-20	Jul-26	0.3700%	$ 70,000	$ 20,417
SEB	Feb-21	Apr-21	Jan-26	0.4525%	$ 37,050	$ 9,750

Fair Value Measurements and Hedging - Derivative instruments effect on statements of operations (Table)

	Years ended December 31,
	2022	2023	2024
Consolidated Income Statement
Gain/(loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	—	—	335
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	—	(3,539)	(2,299)
Realized gain/(loss) of foreign currency forward contracts	—	—	103
Total Gain/(loss) recognized	$—	$(3,539)	$(1,861)

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	10,044	21,786	5,565
Total Gain/(loss) recognized	$10,044	$21,786	$5,565

Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	1,165	1,923	(9,772)
Realized gain/(loss) on bunker swaps	(5,198)	6,403	68
Unrealized gain/(loss) on FFAs	(1,398)	(5,975)	5,639
Unrealized gain/(loss) on bunker swaps	3,980	(3,687)	32
Total Gain/(loss) recognized	$(1,451)	$(1,336)	$(4,033)

Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table)

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2023		December 31, 2024
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
FFAs - current	Derivatives, current asset portion	$—	$—	$65	$—
Bunker swaps - current	Derivatives, current asset portion	—	—	63	—
Total		$—	$—	$128	$—
LIABILITIES
FFAs - current	Derivatives, current liability portion	$5,784	$—	$—	$—
Total		$5,784	$—	$—	$—

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2023		December 31, 2024
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$1,356	$4,682	$—	$2,049
Foreign exchange forward contracts - current	Derivatives, current asset portion	—	267	—	—
Interest rate swaps - non-current	Derivatives, non-current asset portion	—	2,533	—	330
Total		$1,356	$7,482	$—	$2,379

Fair Value Measurements and Hedging - Fair value on a non-recurring basis - Long-lived assets held and used (Table)

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment loss
Vessels, net	-	11,155	-	1,800
Total	$-	$11,155	-	$1,800